Inventory	3 Months Ended
Mar. 31, 2015
Inventory [Abstract]
Inventory

2. Inventory

Inventory consisted of the following (in thousands):

	March 31, 2015	December 31, 2014
Finished goods	$1,903	$2,096
Raw materials	698	507
	$2,601	$2,603

Finished goods primarily include product ready for shipment, as well as promotional merchandise held for sale. Raw materials primarily include ingredients, concentrate and packaging.